Other disclosures - Disclosure of concentration of portfolio (Details) - Of which: Financing for constructions and property development - Spain - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,696	€ 2,517
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,721	2,545
Without collateral | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	17	13
With collateral | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,704	2,532
With collateral | Gross carrying amount | Completed buildings
Disclosure of credit risk exposure [line items]
Financial assets	983	934
With collateral | Gross carrying amount | Building and other constructions under construction
Disclosure of credit risk exposure [line items]
Financial assets	1,706	1,580
With collateral | Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Financial assets	15	18
Residential | Gross carrying amount | Completed buildings
Disclosure of credit risk exposure [line items]
Financial assets	716	634
Residential | Gross carrying amount | Building and other constructions under construction
Disclosure of credit risk exposure [line items]
Financial assets	1,690	1,534
Other | Gross carrying amount | Completed buildings
Disclosure of credit risk exposure [line items]
Financial assets	267	300
Other | Gross carrying amount | Building and other constructions under construction
Disclosure of credit risk exposure [line items]
Financial assets	16	46
Developed consolidated land | Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Financial assets	13	13
Other land | Gross carrying amount | Land
Disclosure of credit risk exposure [line items]
Financial assets	€ 2	€ 5